UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22386

Excelsior Venture Partners III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA 02110

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-921-7951

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Excelsior Venture Partners III, LLC
Schedule of Investments
January 31, 2011 (Unaudited)

Principal		Acquisition			% of Net
Amount/Shares	Private Companies (A), (B), (I), (J)	Dates (C)	Cost	Fair Value	Assets (D)

Common Stocks

Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd.(E)	12/08	$382,623	$—	—%
	TOTAL COMMON STOCKS - PRIVATE COMPANIES		382,623	—	—%

Preferred Stocks

Enterprise Software
4,542,763	SOA Software, Inc. Series F(F)	05/08	5,681,135	—	—%

Life Sciences
1,999,999	Archemix Corporation Series A	08/02 - 11/03	1,999,999	—	—%
700,000	Archemix Corporation Series B	03/04 - 12/05	700,000	350,000	0.88%
			2,699,999	350,000	0.88%

Wireless
4,433,333	Ethertronics, Inc. Series B(G)	06/01 - 05/04	6,650,000	12,114,468	30.56%
1,969,205	Ethertronics, Inc. Series C(G)	05/05 - 03/10	2,953,808	5,381,024	13.58%
758,542	Ethertronics, Inc. Series D(G)	03/09	1,137,813	2,072,782	5.23%
			10,741,621	19,568,274	49.37%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		19,122,755	19,918,274	50.25%
	TOTAL PRIVATE COMPANIES		19,505,378	19,918,274	50.25%

Excelsior Venture Partners III, LLC
Schedule of Investments
January 31, 2011 (Unaudited) (continued)

Percent		Acquisition				% of Net
Owned (H)	Private Investment Funds (A), (B), (I), (J)	Dates (C)	Commitment	Cost	Fair Value	Assets (D)

Early-Stage Information Technology

0.98%	Sevin Rosen Fund IX, L.P.	10/04 - 12/10	$3,000,000	$2,211,609	$2,065,732	5.21%
2.36%	Tallwood II, L.P.	12/02 - 09/08	3,000,000	2,890,443	1,141,142	2.88%
1.70%	Valhalla Partners, L.P.	10/03 - 10/10	3,000,000	1,614,821	1,591,324	4.02%
			9,000,000	6,716,873	4,798,198	12.11%

Early-Stage Life Sciences and Technology
1.55%	Burrill Life Sciences Capital Fund, L.P.	12/02 - 12/10	3,000,000	1,917,216	1,750,651	4.42%
1.35%	CHL Medical Partners II, L.P.	01/02 - 05/09	2,000,000	1,641,817	1,144,487	2.89%
1.02%	CMEA Ventures VI, L.P.	12/03 - 10/09	3,000,000	2,553,197	2,429,824	6.13%
			8,000,000	6,112,230	5,324,962	13.44%

Multi-Stage Life Sciences, Communications and Health Care
0.38%	Advance Technology Ventures VII, L.P.	08/01 - 12/08	2,700,000	1,348,076	1,492,999	3.77%
0.36%	Morgenthaler Partners VII, L.P.	07/01 - 01/10	3,000,000	1,480,755	1,169,716	2.95%
0.58%	Prospect Venture Partners II, L.P.	06/01 - 09/10	3,000,000	409,264	905,328	2.28%
			8,700,000	3,238,095	3,568,043	9.00%
	TOTAL PRIVATE INVESTMENT FUNDS			16,067,198	13,691,203	34.55%

Principal
Amount/Shares	Investment Company (I),(J)
984,128	Dreyfuss Government Cash Management Fund I Shares			984,128	984,128	2.48%
	TOTAL INVESTMENT COMPANY			984,128	984,128	2.48%
	TOTAL INVESTMENTS		$25,700,000	$36,556,704	34,593,605	87.28%
	OTHER ASSETS & LIABILITIES (NET)				5,042,596	12.72%
	NET ASSETS				$39,636,200	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)
Total cost of illiquid and restricted securities at January 31, 2011, aggregated $35,572,576. Total fair value of illiquid and restricted securities at January 31, 2011 was $33,609,477 or 84.80% of net assets.

(C)	Acquisition dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(D)	Calculated as fair value divided by the Company's net assets.
(E)
Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. As of January 2, 2010, Recorders and Medicare Systems (P) Ltd. became a wholly owned subsidiary of HBM Bio Ventures (Cayman) Ltd.

Excelsior Venture Partners III, LLC
Schedule of Investments
January 31, 2011 (Unaudited) (continued)

(F)	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,239,912 shares held by the Company and 302,851 shares held in escrow for the benefit of the Company.
(G)
At January 31, 2011, the Company owned 5% or more of the Private Company's outstanding shares thereby making the Private Company an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of affiliated securities owned at January 31, 2011 (including investments in controlled affiliates) was $19,568,274 or 49.37% of net assets.

(H)	Represents the Company's capital balance as a percentage of the Private Investment Fund's total capital or the Company's commitment as a percentage of the Private Investment Fund's total commitments.
(I)
The estimated cost of the Private Investment Funds at January 31, 2011, for Federal income tax purposes aggregated $12,227,749, resulting in the net and gross unrealized appreciation for Federal income tax purposes is estimated to be $1,463,454. The estimated cost of the Private Companies at January 31, 2011, for Federal income tax purposes aggregated $22,489,507, resulting in the net and gross unrealized depreciation for Federal income tax purposes is estimated to be $(2,571,233). The estimated cost of the Investment Company at January 31, 2011, for Federal income tax purposes aggregated $984,128. There is no resulting net and gross unrealized depreciation for Federal income tax purposes since the investment is valued at net asset value.

(J)	All investments are based in the United States with the exception of Recorders and Medicare Systems (P) Ltd. which is located in India.

Valuation of Investments:

Excelsior Venture Partners III, LLC (the “Company”) values portfolio securities quarterly and at such other times as, in the Board's view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount from the public market price may be applied.

Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by Bank of America Capital Advisors LLC (“Investment Adviser”) or a committee of the Board of Managers (the "Valuation Committee") or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below.  Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.  Investments in open-ended investment companies are valued at their net asset value each business day and are categorized as Level 1.

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "going concern" basis and in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date.  For venture capital companies there are a range of values that are reasonable for such investments at any particular time.  Initially, private companies (“Private Companies”) are valued based upon their original cost except that original cost valuation will be adjusted, upon approval by the Valuation  Committee on the advice of the Investment Adviser, based on either a market or appraisal method of valuation.  The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors.  The appraisal method shall be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

The Company’s investments are reported at fair value. The Board and Valuation Committee have approved procedures pursuant to which the Company values its investments in private funds (“Private Investment Funds”), subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Private Investment Funds takes into consideration information reasonably available at the time the valuation is made and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Company by the managers of these Private Investment Funds as an input, and the Company, Board or Valuation Committee may reasonably determine that additional factors should be considered that were not reflected. The value of the Company’s investments determined using the Company’s procedures may differ from the value reported by the manager of the Private Investment Funds.

At January 31, 2011, market quotations were not readily available for the Company’s Schedule of Investments of securities valued at $33,609,477 or 84.80% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers.  Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FASB ASC 820-10 "Fair Value Measurements and Disclosure" (formerly Statement of Financial Accounting Standard ("SFAS") No. 157) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs  (Level 3 measurements).  FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

An individual Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by the Company, Board and Valuation Committee. The Company, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Investment Fund.

Substantially all of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. The Company's interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Company, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table presents the investments carried on the Schedule of Investments by level within the valuation hierarchy as of January 31, 2011.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Private Companies	$–	$–	$19,918,274	$19,918,274
Investments in Private Investment Funds	–	–	13,691,203	13,691,203
Investments in Investment Company	984,128	–	–	984,128
Totals:	$984,128	$–	$33,609,477	$34,593,605

The following table includes a rollforward of the amounts for the three months ended January 31, 2011 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Investments in Private Companies and Private Investment Funds	Private Companies	Private Investment Funds
Balance as of November 1, 2010	$18,920,770	$13,914,164
Net change in accumulated unrealized appreciation/(depreciation) on investments	997,504	1,587,287
Net purchases/(proceeds)	-	(1,810,248)
Net realized gain/(loss) on investments	-	-
Net transfers in and out of Level 3	-	-
Balance as of January 31, 2011	$19,918,274	$13,691,203

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of January 31, 2011 for Private Companies and Private Investment Funds is $997,504 and $1,587,287, respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period.  All transfers into and out of Level 3 can be found in the Level 3 reconciliation table.

The estimated remaining life of the Company’s Private Investment Funds as of January 31, 2011 is 1 to 4 years with the possibility of extensions in each of the Private Investment Funds.

Investments in Private Companies and Private Investment Funds are closed investment vehicles, which provide for no liquidity or redemption option, are not readily marketable.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Excelsior Venture Partners III, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date 04/01/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date 04/01/11

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Treasurer and Chief Financial Officer

Date 04/01/11

* Print the name and title of each signing officer under his or her signature.